Condensed Consolidated Statement of Profit or Loss and OCI - EUR (€) € in Thousands	3 Months Ended		12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2020	Dec. 31, 2019
Condensed Consolidated Statement of Profit or Loss and OCI
Other income	€ 264	€ 424	€ 9,452	€ 1,933
Research and development costs	(8,419)	(13,931)	(38,135)	(46,491)
General and administrative costs	(3,512)	(3,917)	(13,685)	(12,887)
Total operating costs	(11,931)	(17,848)	(51,820)	(59,378)
Operating result	(11,667)	(17,424)	(42,368)	(57,445)
Finance income and expense	(1,692)	(937)	(3,716)	402
Results related to financial liabilities measured at fair value through profit or loss	221		(84)
Results related to associates	(52)	(150)	(322)	429
Result before corporate income taxes	(13,190)	(18,511)	(46,490)	(56,614)
Income taxes	(38)	(68)	(124)	(132)
Result for the period	(13,228)	(18,579)	(46,614)	(56,746)
Other comprehensive income	(206)	(78)	(340)	43
Total comprehensive income (attributable to owners of the Company)	(13,434)	(18,657)	(46,954)	(56,703)
Result attributable to
Owners of the Company	(13,217)	(18,534)	(46,565)	(56,480)
Non-controlling interests	(11)	(45)	(49)	(266)
Result for the period	€ (13,228)	€ (18,579)	€ (46,614)	€ (56,746)
Share information
Weighted average number of shares outstanding	50,166,394	47,372,744	50,060,565	41,037,244
Earnings per share attributable to the equity holders of the Company (expressed in Euro per share)
Basic loss per share	€ (0.26)	€ (0.39)	€ (0.93)	€ (1.38)
Diluted loss per share	€ (0.26)	€ (0.39)	€ (0.93)	€ (1.38)